Financial liabilities - Trade payables and other liabilities (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Financial liabilities
Trade payables	€ 10,173		€ 8,554
Government grants (deferred income)	11,137		11,289
Liability for Virtual Stock Option Program	2,766		2,769
Contract liabilities	3,523		3,748
Others	6,423		5,258
Trade payables and other liabilities	34,022		31,618
Non-current	9,773		9,941
Current	24,249		21,677
Grants received for investment in property, plant and equipment	207	€ 0
Personnel related liabilities for vacation and bonuses	2,734		2,264
Liabilities for wage and church tax	€ 356		376
Costs relating to anticipated initial public offering			€ 565